Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Line Items]
Trade accounts payable	€ 1,691	€ 1,124
Accrued customer marketing costs	1,160	775
Accrued deposits	264	246
Accrued compensation and benefits	482	217
Accrued taxes	220	193
Other accrued expenses	420	199
Trade and other current payables	4,237	2,754
Supply Chain Finance
Trade And Other Payables [Line Items]
Trade accounts payable	€ 266	€ 219